UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2022, Causeway Emerging Markets Fund’s (the “Fund’s”) Institutional Class returned -8.00% and Investor Class returned -8.18%, compared to -8.08% for the MSCI Emerging Markets Index (Gross) (“Index”). Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 4.13% for the Institutional Class and 3.94% for the Investor Class, compared to 4.17% for the Index. As of March 31, 2022, the Fund had net assets of $2.0 billion.

Performance Review

Concerns relating to the Covid-19 Omicron variant weighed on emerging markets (“EM”) equities during the fourth quarter of 2021. The Russian invasion of Ukraine and related economic fallout further weakened EM equity prices in the second portion of the period. The invasion also precipitated a collapse in Russian equity prices. In response, the Moscow Exchange halted equity trading and MSCI removed Russian stocks from the index provider’s investable universe, reclassifying its Russia Indexes to Standalone Market Status. The Russia-Ukraine conflict has also exacerbated global inflationary pressures. In the US, February’s headline Consumer Price Index increased 7.9% year-over-year. High inflation coupled with a strong labor market compelled the US Federal Reserve to end its quantitative easing program in March and raise its target interest rate by 25 basis points. This was the first interest rate increase since December 2018 and the Fed projected an additional six rate increases in 2022, which could bring the Federal Funds rate to 1.9% by year-end. The US yield curve has flattened, which typically indicates muted growth prospects and headwinds for EM assets. Many EM central banks, including banks in Brazil, Mexico, South Africa, and South Korea, have been raising interest rates to support their currencies. Taiwan’s central bank increased interest rates by 25 basis points in March, the bank’s first interest rate increase since 2011. In contrast to many other EM central banks, the People’s Bank of China has been easing monetary policy to support an economy that is dealing with the effects of deleveraging in the real estate sector and economic restrictions related to Covid-19 containment policies. In March, Chinese Vice Premier Liu He sought to bolster investor confidence by announcing that internet regulation efforts, which have weighed on the country’s large internet stocks since last year, should be predictable and conclude in short order. The strongest performing sectors in the Index during the period were utilities, financials, and materials. The weakest performers in the Index were the consumer discretionary, health care, and communication services sectors. The strongest performing region was the emerging Latin America region, followed by the emerging Asia region. The emerging Europe, Middle East, and Africa (“EMEA”) region was the worst performing region during the period.

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in our investable universe. Of the factors we use to forecast alpha (performance in excess of the Index), our bottom-up technical indicators demonstrated the strongest performance during the period. Our bottom-up earnings growth and valuation factors also delivered positive performance. Of our top-down factors, sector delivered positive returns, while our country, macroeconomic, and currency factors detracted during the period.

Over the period, positioning in emerging Asia region contributed the most to relative performance, largely due to stock selection in China, India, and South Korea. Fund holdings in the emerging Latin America region detracted from relative performance, largely a result of positioning in Brazil. Positioning in EMEA detracted from performance relative

2	Causeway Emerging Markets Fund

to the Index, primarily attributable to holdings in Russia (through Global Depository Receipts). From a sector perspective, the greatest contributors to relative performance were consumer discretionary, consumer staples, and health care. The largest detractors from relative performance were energy, financials, and utilities. The greatest stock-level contributors to relative performance included overweight positions in integrated aluminum producer & copper manufacturer, Hindalco Industries (India) and circuit board manufacturer, Unimicron Technology Corp. (Taiwan), as well as an underweight position in e-commerce platform for local products & services, Meituan (China). The largest detractors from relative performance included underweight positions in diversified metals & mining operator, Vale SA (Brazil) and biologics technology platform, Wuxi Biologics (Cayman), Inc. (China) and an overweight position in Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to Index weightings) were to the industrials and materials sectors, and the biggest reductions in active weightings were to the communication services and consumer discretionary sectors. Notable changes in the Fund’s active country weightings included increases to exposures in China, South Africa, and India. We reduced active exposures to Brazil, Taiwan, and Mexico.

Significant purchases included new positions in energy company, Oil & Natural Gas Corp. Ltd. (India), integrated energy & chemical company, Sasol Ltd. (South Africa), and mining company, Vedanta Ltd. (India), along with increased exposures to bank, Banco do Brasil SA (Brazil) and energy company, PetroChina Co., Ltd. (China). Significant sales included full sales of diversified metals & mining operator, Vale SA (Brazil), bank, Itausa (Brazil), and internet services provider, Baidu (China), along with decreased exposure to internet commerce company, Alibaba Group Holding Ltd. (China) and online services company, Tencent Holdings Ltd. (China).

Investment Outlook

Earnings growth upgrades for EM equities continue to lag those in developed markets. EM sectors with the weakest earnings upgrades were communication services, consumer discretionary, and real estate. All three sectors are dominated by Chinese stocks, which have been negatively impacted by the country’s Covid-19 containment policies. The sectors with the strongest earnings upgrades were energy, information technology, and materials. Russia is a significant exporter of energy and materials. The Russia-Ukraine conflict has limited supply in these sectors, driving up prices. From a country perspective, the major EM countries with the strongest net earnings upgrades were Turkey, Mexico, and Indonesia. Turkish companies, particularly those in the export sector, should likely benefit from the Turkish lira’s depreciation. Mexican companies should be less susceptible to a global slowdown given the country’s trade linkages with the US and Indonesia tends to benefit from higher commodity prices. The countries with the weakest net upgrades include China, Poland, and India. Covid-19 policies are weighing on Chinese companies’ growth prospects and Indian companies have been adversely impacted by rising oil prices. While we incorporate growth expectations into our multi-factor investment process, we continue to emphasize valuation in our approach. We believe that rising interest rates globally should provide a tailwind for select EM value stocks, particularly if global growth headwinds remain manageable.

Causeway Emerging Markets Fund	3

We thank you for your continued confidence in Causeway Emerging Markets Fund and look forward to serving you in the future.

March 31, 2022

Joseph Gubler	Arjun Jayaraman	MacDuff Kuhnert	Ryan Myers
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

The Causeway Emerging Markets strategy uses quantitative factors that can be grouped into eight categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintle of companies in the strategy’s universe and that of the lowest ranked quintile of companies based on that factor.

4	Causeway Emerging Markets Fund

March 31, 2022
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	-13.36%	4.57%	4.51%	3.51%	4.13%
Investor Class	-13.60%	4.29%	4.25%	3.25%	3.94%
MSCI Emerging Markets Index (Gross)	-11.08%	5.31%	6.35%	3.73%	4.17%

*	Inception is March 30, 2007.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2023. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 27, 2022 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.11% and 1.36% for the Institutional Class and Investor Class, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.10% and 1.35% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI Emerging Markets Index (Gross) (the “Index”) is a free float-adjusted market capitalization index, designed to measure equity market performance of emerging markets, consisting of 24 emerging country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 4.9%

Banco do Brasil SA	3,675,794	$26,713

JBS SA	3,740,900	29,457

Marfrig Global Foods S.A.	2,429,700	10,921

Petroleo Brasileiro SA, Class A ADR	2,044,473	28,582

SLC Agricola S.A.	487,250	5,118

		100,791

China — 22.6%

360 DigiTech Inc. ADR	569,809	8,769

Alibaba Group Holding Ltd. ADR[1]	313,034	34,058

Anhui Conch Cement Co. Ltd., Class H	1,450,113	7,416

Bank of Communications Co. Ltd., Class A	11,717,600	9,414

BYD Co. Ltd., Class H	443,000	12,322

China Coal Energy Co. Ltd., Class H	10,597,000	7,924

China Construction Bank Corp., Class H	84,251,000	63,110

China Everbright Environment Group Ltd.	15,376,000	9,229

China Galaxy Securities Co. Ltd., Class H	9,404,500	5,246

China Life Insurance Co. Ltd., Class H	4,256,000	6,484

China Lumena New Materials Corp.[1,2,3,4]	264,100	—

China National Building Material Co. Ltd., Class H	8,698,000	10,699

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	861,802	5,217

China Petroleum & Chemical Corp., Class H	15,410,000	7,657

China Railway Group Ltd., Class H	16,675,000	9,288

China Shenhua Energy Co. Ltd., Class H	2,659,500	8,466

CITIC Ltd.	11,206,000	12,396

Contemporary Amperex Technology Co. Ltd., Class A	68,040	5,445

COSCO SHIPPING Holdings Co. Ltd., Class H1	11,736,400	20,179

Daqo New Energy Corp. ADR[1]	73,500	3,037

Dongfeng Motor Group Co. Ltd., Class H	10,646,000	7,964

Ganfeng Lithium Co. Ltd., Class H	332,600	4,679

Guangzhou Tinci Materials Technology Co. Ltd., Class A	135,800	1,994

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Industrial & Commercial Bank of China, Class H	31,034,000	$19,025

JD.com Inc., Class A1	89,885	2,554

JD.com Inc. ADR[1]	178,227	10,314

Jiangxi Copper Co. Ltd., Class H	4,740,000	7,840

Lenovo Group Ltd.	11,642,000	12,611

PetroChina Co. Ltd., Class H	45,240,000	22,974

PICC Property & Casualty Co. Ltd., Class H	18,938,000	19,285

Power Construction Corp of China Ltd., Class A	2,399,596	2,743

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,101,436	5,955

Tencent Holdings Ltd.	1,583,189	72,976

Tongwei Co. Ltd., Class A	1,960,892	13,093

Wuxi Biologics Cayman Inc.[1]	582,000	4,621

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	217,280	1,985

Zhejiang Expressway Co. Ltd., Class H	5,589,421	4,695

		461,664

Columbia — 0.1%

Bancolombia S.A. ADR	26,300	1,122

India — 15.0%

Bank of Baroda[1]	5,251,088	7,660

Cipla Ltd.[1]	418,622	5,605

Coal India Ltd.	1,394,083	3,354

GAIL India Ltd.	2,970,188	6,074

Grasim Industries Ltd.	193,600	4,230

Hindalco Industries Ltd.	5,505,111	41,072

Hindustan Petroleum Corp. Ltd.	2,204,075	7,803

ICICI Bank Ltd. ADR	1,472,942	27,898

Infosys Ltd. ADR	1,746,232	43,464

ITC Ltd.	1,630,785	5,366

Oil & Natural Gas Corp. Ltd.	10,646,044	22,894

REC Ltd.	4,731,088	7,653

State Bank of India	3,281,291	21,200

Sun Pharmaceutical Industries Ltd.	1,918,633	23,093

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)

Tata Steel Ltd.	1,391,675	$23,808

Tech Mahindra Ltd.	1,051,266	20,683

Titan Co. Ltd.	295,401	9,841

UPL Ltd.	1,228,039	12,411

Vedanta Ltd.	2,396,766	12,657

		306,766

Indonesia — 1.3%

Adaro Energy Indonesia Tbk PT	27,546,800	5,141

Bank Mandiri Persero Tbk PT	16,827,500	9,229

Telkom Indonesia Persero Tbk PT	31,162,600	9,915

United Tractors Tbk PT	1,602,800	2,845

		27,130

Malaysia — 0.4%

Kuala Lumpur Kepong Bhd	546,100	3,273

Sime Darby Plantation Bhd	4,699,900	5,543

		8,816

Mexico — 2.0%

Alfa SAB de CV, Class A	7,500,000	5,702

Arca Continental SAB de CV	844,300	5,730

Grupo Mexico SAB de CV, Class B	3,121,221	18,635

Wal-Mart de Mexico SAB de CV	2,602,776	10,666

		40,733

Qatar — 0.9%

Industries Qatar QSC	1,828,105	9,528

Qatar Islamic Bank SAQ	1,398,943	9,158

		18,686

Russia — 0.0%

Gazprom PJSC ADR[2,3,4]	4,239,823	—

LUKOIL PJSC ADR[2,3,4]	309,997	—

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Russia — (continued)

Sberbank of Russia PJSC ADR[2,3,4]	790,503	$—

		—

Saudi Arabia — 3.4%

Al Rajhi Bank	411,445	17,562

Leejam Sports Co. JSC	96,924	3,244

SABIC Agri-Nutrients Co.	169,716	8,189

Sahara International Petrochemical Co.	711,938	10,114

Saudi Arabian Mining Co.[1]	95,066	3,375

Saudi Kayan Petrochemical Co.[1]	2,699,861	16,138

Saudi National Bank	526,247	9,902

		68,524

South Africa — 3.9%

Absa Group Ltd.	1,038,758	13,469

Exxaro Resources Ltd.	162,288	2,454

Impala Platinum Holdings Ltd.	951,697	14,649

Kumba Iron Ore Ltd.	157,734	7,007

Naspers Ltd., Class N	45,818	5,175

Sasol Ltd.[1]	554,636	13,409

Shoprite Holdings Ltd.	464,427	7,496

Sibanye Stillwater Ltd.	4,019,555	16,162

		79,821

South Korea — 16.1%

DB Insurance Co. Ltd.	87,734	5,052

DL E&C Co. Ltd.[1]	67,392	7,295

Hana Financial Group Inc.	561,877	22,348

Hanwha Corp.	399,412	10,283

Hyosung TNC Corp.	20,460	7,769

Hyundai Glovis Co. Ltd.	29,782	4,696

Hyundai Marine & Fire Insurance Co. Ltd.	223,463	5,903

KB Financial Group Inc.	507,814	25,448

Kia Corp.	420,746	25,484

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)

Korea Gas Corp.[1]	163,431	$5,344

LG Corp.	186,607	11,719

LG Electronics Inc.	93,055	9,153

LG Innotek Co. Ltd.	19,537	6,169

LX INTERNATIONAL CORP	205,324	5,805

Meritz Fire & Marine Insurance Co. Ltd.	86,845	3,380

Mirae Asset Securities Co. Ltd.	476,598	3,345

NH Investment & Securities Co. Ltd.	233,875	2,187

POSCO Holdings Inc.	83,704	20,078

POSCO Holdings Inc. ADR	45,060	2,671

Samsung Electro-Mechanics Co. Ltd.	109,794	14,783

Samsung Electronics Co. Ltd.	2,049,406	117,273

Samsung Securities Co. Ltd.	97,381	3,344

Seegene Inc.	95,788	4,014

Youngone Corp.	113,685	4,445

		327,988

Taiwan — 18.5%

Asustek Computer Inc.	702,000	9,108

ChipMOS Technologies Inc.	2,196,000	3,892

Formosa Plastics Corp.	3,311,000	12,246

Fubon Financial Holding Co. Ltd.	11,181,963	29,690

Gigabyte Technology Co. Ltd.	1,780,000	7,931

Hon Hai Precision Industry Co. Ltd.	8,291,298	30,444

King Yuan Electronics Co. Ltd.	2,421,000	3,586

Lite-On Technology Corp.	5,256,202	12,419

MediaTek Inc.	1,116,000	34,731

Powertech Technology Inc.	629,000	2,072

Realtek Semiconductor Corp.	652,000	9,685

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,401,180	146,087

Unimicron Technology Corp.	2,441,000	20,806

United Microelectronics Corp.	12,306,000	22,599

Yang Ming Marine Transport Corp.[1]	4,843,000	20,763

Yuanta Financial Holding Co. Ltd.	12,877,984	11,798

		377,857

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Face Amount	Value

Thailand — 2.9%

Bangkok Chain Hospital PCL	11,063,300	$6,854

Indorama Ventures PCL	4,060,200	5,653

Kasikornbank PCL	1,330,200	6,420

Kiatnakin Phatra Bank PCL	2,603,400	5,379

Krung Thai Bank PCL	13,578,900	5,606

PTT Exploration & Production PCL	2,775,400	11,958

PTT PCL	6,188,100	7,132

Sri Trang Agro-Industry PCL	4,674,000	3,679

Thai Union Group PCL, Class F	12,291,800	6,973

		59,654

Turkey — 0.4%

Tekfen Holding AS1	1,852,457	2,689

Turk Hava Yollari AO1	2,146,374	4,720

		7,409

United Arab Emirates — 0.9%

Abu Dhabi Commercial Bank PJSC	5,844,056	16,653

Fertiglobe PLC	703,895	958

		17,611

Total Common Stock

(Cost $1,779,467) — 93.3%		1,904,572

CORPORATE OBLIGATIONS

BNP Paribas Issuance BV, 0.000%, 09/06/2022[2,4,5,6]	$40,000,000	37,892

Citigroup Global Markets Holdings Inc., 0.000%, 06/24/2022[2,4,5,6]	30,000,000	27,357

Citigroup Global Markets Holdings Inc., 0.000%, 10/28/2022[2,4,5,6]	40,000,000	34,416

Total Corporate Obligations

(Cost $110,000) — 4.9%		99,665

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

PREFERENCE STOCK

Brazil — 0.3%

Cia Paranaense de Energia‡	3,601,000	$5,748

South Korea — 0.3%

LG Chem Ltd.‡	27,574	6,185

Total Preference Stock

(Cost $13,343) — 0.6%		11,933

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.258%**	1,180,965	1,181

Total Short-Term Investment

(Cost $1,181) — 0.1%		1,181

Total Investments — 98.9%

(Cost $1,903,991)		2,017,351

Other Assets in Excess of Liabilities — 1.1%		22,997

Net Assets — 100.0%		$2,040,348

A list of the open futures contracts held by the Fund at March 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	371	Jun-2022	$20,189	$20,878	$689

*	Except for share/corporate obligations data.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of March 31, 2022 was $99,665 (000) and represented 4.9% of net assets.
3	Level 3 security in accordance with fair value hierarchy.
4

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2022 was $99,665 (000) and represented 4.9% of net assets.

5	Credit-linked note that is linked to the performance of the MSCI China A Inclusion Net Return USD Index.
6	Zero coupon security.
ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$100,791	$—	$—		$100,791
China	60,873	400,791	—	^	461,664
Columbia	1,122	—	—		1,122
India	71,362	235,404	—		306,766
Indonesia	—	27,130	—		27,130
Malaysia	3,273	5,543	—		8,816
Mexico	40,733	—	—		40,733
Qatar	9,158	9,528	—		18,686
Russia	—	—	—	^	—
Saudi Arabia	—	68,524	—		68,524
South Africa	—	79,821	—		79,821
South Korea	2,671	325,317	—		327,988
Taiwan	146,087	231,770	—		377,857
Thailand	—	59,654	—		59,654
Turkey	7,409	—	—		7,409
United Arab Emirates	—	17,611	—		17,611

Total Common Stock	443,479	1,461,093	—		1,904,572

Corporate Obligations	—	99,665	—		99,665

Preference Stock	5,748	6,185	—		11,933

Short-Term Investment	1,181	—	—		1,181

Total Investments in Securities	$450,408	$1,566,943	$—		$2,017,351

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$689	$—	$—		$689

Total Other Financial Instruments	$689	$—	$—		$689

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.
*	Futures contracts are valued at the unrealized appreciation on the instruments.

Amounts designated as “—“ are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

SECTOR DIVERSIFICATION

As of March 31, 2022, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	Preference Stock	% of Net Assets

Information Technology	25.5%	0.0%	25.5%

Financials	20.5	0.0	20.5

Materials	13.6	0.3	13.9

Industrials	7.5	0.0	7.5

Energy	7.3	0.0	7.3

Consumer Discretionary	6.9	0.0	6.9

Consumer Staples	4.9	0.0	4.9

Communication Services	4.1	0.0	4.1

Health Care	2.4	0.0	2.4

Utilities	0.6	0.3	0.9

Total	93.3	0.6	93.9

Corporate Obligations			4.9

Short-Term Investment			0.1

Other Assets in Excess of Liabilities			1.1

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

3/31/22
ASSETS:
Investments at Value (Cost $1,903,991)	$2,017,351
Cash	21,192
Foreign Currency (Cost $2,215)	2,189
Receivable for Dividends	9,228
Receivable for Fund Shares Sold	8,151
Receivable for Investment Securities Sold	4,255
Receivable for Tax Reclaims	647
Unrealized Appreciation on Spot Foreign Currency Contracts	3
Prepaid Expenses	102

Total Assets	2,063,118

LIABILITIES:
Payable for Fund Shares Redeemed	7,512
Accrued Foreign Capital Gains Tax on Appreciated Securities	6,476
Payable for Investment Securities Purchased	5,725
Payable Due to Adviser	1,618
Payable for Variation Margin	317
Payable for Shareholder Service Fees — Investor Class	106
Payable Due to Administrator	33
Payable for Trustees’ Fees	29
Other Accrued Expenses	954

Total Liabilities	22,770

Net Assets	$2,040,348

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$1,878,890
Total Distributable Earnings	161,458

Net Assets	$2,040,348

Net Asset Value Per Share (based on net assets of $1,589,550,646 ÷ 143,869,727 shares) — Institutional Class	$11.05

Net Asset Value Per Share (based on net assets of $450,797,250 ÷ 40,310,290 shares) — Investor Class	$11.18

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

10/01/21 to 3/31/22
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $3,303)	$27,444

Total Investment Income	27,444

EXPENSES:
Investment Advisory Fees	12,058
Shareholder Service Fees — Investor Class	670
Custodian Fees	420
Administration Fees	235
Transfer Agent Fees	208
Printing Fees	95
Professional Fees	67
Trustees’ Fees	64
Registration Fees	41
Other Fees	308

Total Expenses	14,166

Waiver of Investment Advisory Fees	(233)

Total Waiver	(233)

Net Expenses	13,933

Net Investment Income	13,511

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain on Investments	107,442
Net Realized Loss on Futures Contracts	(7,568)
Net Realized Loss from Foreign Currency Transactions	(970)
Net Change in Unrealized Depreciation on Investments	(299,812)
Net Change in Unrealized Appreciation on Futures Contracts	2,242
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(46)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(80)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(198,792)

Net Decrease in Net Assets Resulting from Operations	$(185,281)

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND

	10/01/21 to 3/31/22 (Unaudited)	10/01/20 to 9/30/21
OPERATIONS:
Net Investment Income	$13,511	$48,344
Net Realized Gain on Investments	107,442	471,511
Net Realized Gain (Loss) on Futures Contracts	(7,568)	203
Net Realized Loss from Foreign Currency Transactions	(970)	(1,930)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(299,812)	104,055
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	2,242	(1,837)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(46)	(646)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(80)	166

Net Increase (Decrease) in Net Assets Resulting From Operations	(185,281)	619,866

DISTRIBUTIONS:
Institutional Class	(349,208)	(40,939)
Investor Class	(100,150)	(7,820)

Total Distributions to Shareholders	(449,358)	(48,759)

Net Decrease in Net Assets Derived from Capital Share Transactions(1)	(196,600)	(921,862)

Total Decrease in Net Assets	(831,239)	(350,755)

NET ASSETS:
Beginning of Period	2,871,587	3,222,342

End of Period	$2,040,348	$2,871,587

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	17

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2022 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY EMERGING MARKETS FUND
Institutional
2022(1)	14.87	0.08	(1.10)	(1.02)	(0.40)	(2.40)	(2.80)	—
2021	12.77	0.22	2.09	2.31	(0.21)	—	(0.21)	—
2020	11.87	0.16	1.01	1.17	(0.27)	—	(0.27)	—
2019	12.77	0.25	(0.92)	(0.67)	(0.23)	—	(0.23)	—	(2)
2018	13.41	0.26	(0.68)	(0.42)	(0.22)	—	(0.22)	—	(2)
2017	10.89	0.22	2.46	2.68	(0.16)	—	(0.16)	—	(2)
Investor
2022(1)	14.99	0.06	(1.12)	(1.06)	(0.35)	(2.40)	(2.75)	—
2021	12.88	0.21	2.08	2.29	(0.18)	—	(0.18)	—
2020	11.97	0.15	1.00	1.15	(0.24)	—	(0.24)	—
2019	12.84	0.23	(0.92)	(0.69)	(0.18)	—	(0.18)	—	(2)
2018	13.49	0.20	(0.66)	(0.46)	(0.19)	—	(0.19)	—	(2)
2017	10.96	0.19	2.48	2.67	(0.14)	—	(0.14)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.40%, 1.40% and 1.39%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

11.05	(8.00)	1,589,551	1.10		1.12		1.18		31
14.87	18.06	2,187,057	1.10		1.11		1.40		46
12.77	9.79	2,667,366	1.08		1.08		1.33		41
11.87	(5.15)	3,448,261	1.16		1.16		2.05		39
12.77	(3.25)	4,239,060	1.15		1.15		1.89		49
13.41	25.08	3,565,886	1.15		1.15		1.82		50

11.18	(8.18)	450,797	1.35		1.37		0.93		31
14.99	17.78	684,530	1.35		1.36		1.37		46
12.88	9.55	554,976	1.31		1.31		1.20		41
11.97	(5.32)	395,539	1.39		1.39		1.90		39
12.84	(3.50)	575,260	1.39	(3)	1.39	(3)	1.40	(3)	49
13.49	24.71	811,143	1.40		1.40		1.56		50

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2022, the Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes, warrants or equity-related corporate obligations used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note, warrant or equity-related corporate obligation including those related to performance and fees.

20	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and for the six months ended March 31, 2022, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss on the Statement of Operations equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2022.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2023 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2022, the Advisor waived $232,828 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2022, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2022, approximately $675 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2022, for the Fund were as follows (000):

Purchases	Sales
$729,934	$1,328,794
5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, wars, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund. Similar consequences could arise as a result of the spread of other infectious diseases.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2022, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $6,476,178.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2021 and September 30, 2020 was as follows (000):

	Ordinary Income	Total
2021	$48,759	$48,759
2020	82,895	82,895

Causeway Emerging Markets Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$54,526
Undistributed Long-Term Gain	362,928
Unrealized Appreciation	378,635
Other Temporary Differences	8

Total Distributable Earnings	$796,097

For the fiscal year ended September 30, 2021, the Fund utilized $87,024 (000) of short term capital loss carryforwards.

At March 31, 2022, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$1,903,991	$301,129	$(187,769)	$113,360

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2022 (Unaudited)		Fiscal Year Ended September 30, 2021
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	22,830	$282,553	28,063	$433,748
Shares Issued in Reinvestment of Dividends and Distributions	26,002	305,788	2,489	36,788
Shares Redeemed	(52,006)	(691,496)	(92,339)	(1,430,966)

Decrease in Shares Outstanding Derived from Institutional Class Transactions	(3,174)	(103,155)	(61,787)	(960,430)

Investor Class
Shares Sold	21,873	257,736	11,184	170,531
Shares Issued in Reinvestment of Dividends and Distributions	8,377	99,775	523	7,799
Shares Redeemed	(35,612)	(450,956)	(9,124)	(139,762)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	(5,362)	(93,445)	2,583	38,568

Net Decrease in Shares Outstanding from Capital Share Transactions	(8,536)	$(196,600)	(59,204)	$(921,862)

8.	Significant Shareholder Concentration

As of March 31, 2022, two of the Fund’s shareholders of record owned 44% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely

26	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway Emerging Markets Fund	27

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2021 to March 31, 2022).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

28	Causeway Emerging Markets Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund

Actual Fund Return
Institutional Class	$1,000.00	$920.00	1.10%	$5.27

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.45	1.10%	$5.54

Actual Fund Return
Investor Class	$1,000.00	$918.20	1.35%	$6.46

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.20	1.35%	$6.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Causeway Emerging Markets Fund	29

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments. The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets.

The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2021 through December 31, 2021. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

30	Causeway Emerging Markets Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-004-1400

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia,
President

Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia,
President

Date: June 9, 2022

By	/s/ Eric Olsen
Eric Olsen,
Treasurer

Date: June 9, 2022